T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented):

March 1, 2020

T. Rowe Price Asia Opportunities Fund

T. Rowe Price Emerging Markets Discovery Stock Fund

T. Rowe Price Emerging Markets Stock Fund

T. Rowe Price Global Growth Stock Fund

T. Rowe Price Global Stock Fund

T. Rowe Price Global Value Equity Fund

T. Rowe Price Institutional Emerging Markets Equity Fund

T. Rowe Price Institutional International Disciplined Equity Fund

T. Rowe Price International Disciplined Equity Fund

T. Rowe Price International Stock Fund

T. Rowe Price International Value Equity Fund

T. Rowe Price Overseas Stock Fund

May 1, 2020

T. Rowe Price Communications & Technology Fund

T. Rowe Price Dynamic Credit Fund

T. Rowe Price Dynamic Global Bond Fund

T. Rowe Price Emerging Markets Bond Fund

T. Rowe Price Emerging Markets Corporate Bond Fund

T. Rowe Price Financial Services Fund

T. Rowe Price Global Consumer Fund

T. Rowe Price Global High Income Bond Fund

T. Rowe Price Global Industrials Fund

T. Rowe Price Global Real Estate Fund

T. Rowe Price Global Technology Fund

T. Rowe Price Growth & Income Fund

T. Rowe Price Growth Stock Fund

T. Rowe Price Health Sciences Fund

T. Rowe Price Institutional Emerging Markets Bond Fund

T. Rowe Price Institutional Large-Cap Core Growth Fund

T. Rowe Price International Bond Fund

T. Rowe Price International Bond Fund (USD Hedged)

T. Rowe Price Large-Cap Growth Fund

T. Rowe Price Large-Cap Value Fund

T. Rowe Price Mid-Cap Value Fund

T. Rowe Price New Era Fund

T. Rowe Price New Horizons Fund

T. Rowe Price Real Estate Fund

T. Rowe Price Science & Technology Fund

T. Rowe Price Small-Cap Value Fund

T. Rowe Price U.S. Equity Research Fund

T. Rowe Price U.S. Large-Cap Core Fund

T. Rowe Price Value Fund

October 1, 2020

T. Rowe Price Credit Opportunities Fund

T. Rowe Price Floating Rate Fund

T. Rowe Price Global Multi-Sector Bond Fund

T. Rowe Price High Yield Fund

T. Rowe Price Institutional Floating Rate Fund

T. Rowe Price Institutional High Yield Fund

T. Rowe Price U.S. High Yield Fund

December 15, 2020

T. Rowe Price Corporate Income Fund

T. Rowe Price Dividend Growth Fund

T. Rowe Price Equity Income Fund

T. Rowe Price Latin America Fund

Effective immediately, at the end of the section titled “Principal Investment Strategies” in Section 2 of the Prospectus, the following language is added or revised, as applicable:

The Firm integrates pecuniary environmental, social, and governance (“ESG”) factors into its investment research process. We focus on the ESG factors we consider most likely to have a material impact on the performance of the holdings in the fund’s portfolio.

The date of this supplement is December 22, 2020.

G23-041 12/22/20